Consolidated Statements of Comprehensive (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Comprehensive (loss)
Net (loss)	$ (319.4)	$ (45.6)	$ (16.7)
Other comprehensive income (loss)
Change in foreign currency translation, net of tax	126.3	(35.1)	(61.9)
Total other comprehensive income (loss)	126.3	(35.1)	(61.9)
Comprehensive (loss)	(193.1)	(80.7)	(78.6)
Net (income) attributable to non-controlling interests	(0.1)	(1.7)	(1.4)
Comprehensive (loss) attributable to Sirius Group	$ (193.2)	$ (82.4)	$ (80.0)